Fair Value Measurements - Schedule of Fair Value Measurements (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Quoted Prices in Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities - Public Warrants
Quoted Prices in Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities - Public Warrants
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities - Public Warrants		8,214,700	758,280
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities - Public Warrants
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities - Public Warrants
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Liabilities:
Derivative warrant liabilities - Public Warrants		$ 7,500,120	692,320
US Treasury Securities [Member] | Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Bill(1)	[1]		25,587,986
US Treasury Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Bill(1)	[1]
US Treasury Securities [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Investments held in Trust Account - U.S. Treasury Bill(1)	[1]

[1]	The cash balance within the Trust Account was $617 as of December 31, 2024.